10. PROPERTY, PLANT AND EQUIPMENT: Schedule of depreciation capitalized to inventory (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Capitalized to Inventory, Balance, Starting	$ 0
Capitalized to Inventory, Additions	12,745
Capitalized to Inventory, Disposals	0
Capitalized to Inventory, Balance, Ending	12,745
Capitalized to Inventory, Accumulated Depreciation, Starting	0
Depreciiation capitalized to Inventory, Depreciation	1,898
Depreciiation capitalized to Inventory, Disposals	0
Capitalized to Inventory, Accumulated Depreciation, Ending	1,898
Capitalized to Inventory, Balance, Net	10,847
Land
Capitalized to Inventory, Balance, Starting	0
Capitalized to Inventory, Additions	0
Capitalized to Inventory, Disposals	0
Capitalized to Inventory, Balance, Ending	0
Capitalized to Inventory, Accumulated Depreciation, Starting	0
Depreciiation capitalized to Inventory, Depreciation	0
Depreciiation capitalized to Inventory, Disposals	0
Capitalized to Inventory, Accumulated Depreciation, Ending	0
Capitalized to Inventory, Balance, Net	0
Building and Improvements
Capitalized to Inventory, Balance, Starting	0
Capitalized to Inventory, Additions	0
Capitalized to Inventory, Disposals	0
Capitalized to Inventory, Balance, Ending	0
Capitalized to Inventory, Accumulated Depreciation, Starting	0
Depreciiation capitalized to Inventory, Depreciation	0
Depreciiation capitalized to Inventory, Disposals	0
Capitalized to Inventory, Accumulated Depreciation, Ending	0
Capitalized to Inventory, Balance, Net	0
Machinery and Equipment
Capitalized to Inventory, Balance, Starting	0
Capitalized to Inventory, Additions	12,745
Capitalized to Inventory, Disposals	0
Capitalized to Inventory, Balance, Ending	12,745
Capitalized to Inventory, Accumulated Depreciation, Starting	0
Depreciiation capitalized to Inventory, Depreciation	1,898
Depreciiation capitalized to Inventory, Disposals	0
Capitalized to Inventory, Accumulated Depreciation, Ending	1,898
Capitalized to Inventory, Balance, Net	$ 10,847